UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		May 13, 2003


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			21
Form 13F Information Table Value Total:			96,007 (x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----
American Tower			COM	029912201	12410	2248120		SH	Sole	2248120
Armor Holdings			COM	042260109	4891	489100		SH	Sole	489100
CSG Systems Intl, Inc.		COM	126349109	2114	243834		SH	Sole	243834
Central Garden & Pet Co.	COM	153527106	4808	222191		SH	Sole	222191
Clarus Corp			COM	182707109	512	102200		SH	Sole	102200
Clear Channel			COM	184502102	13936	410848		SH	Sole	410848
Connetics			COM	208192104	4163	248550		SH	Sole	248550
Crown Holdings Inc.		COM	228368106	5633	1002238		SH	Sole	1002238
Flir Systems			COM	302445101	5135	108300		SH	Sole	108300
Gene Logic, Inc.		COM	368689105	634	125000		SH	Sole	125000
Ionics, Inc.			COM	462218108	4087	246972		SH	Sole	246972
Microstrategy			COM	594972408	1808	75000		SH	Sole	75000
Parametric Technology Corp.	COM	699173100	3523	1623651		SH	Sole	1623651
Primus 				COM	74163Q100	394	704000		SH	Sole	704000
Providian Financial Corp.	COM	74406A102	8697	1325821		SH	Sole	1325821
Tibco Software			COM	88632Q103	2481	590618		SH	Sole	590618
Vicor Corp.			COM	925815102	6272	1100414		SH	Sole	1100414
Vitesse				COM	928497106	25	11500		SH	Sole	11500
Web MD				COM	94769M105	10939	1212706		SH	Sole	1212706
Wind River			COM	973149107	3464	1162310		SH	Sole	1162310
The Nevis Fund			FUND	641906102	82	10509.965	SH	Sole	10509.965